Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Debt

Note 4—Debt

Revolving Credit Facility – On March 24, 2021, the Company amended its $60.0 million “Revolving Credit Facility” which modified the calculation of qualified billed and unbilled receivables. The amendment incrementally increased the qualified unbilled receivables resulting in additional availability on the Revolving Credit Facility. The credit facility is secured by all assets of the Company including accounts receivable, intellectual property, and general intangibles. The credit facility matures on December 31, 2022 and bears an interest rate of LIBOR plus 4.50% (6.00% and 6.00% at September 30, 2021 and December 31, 2020, respectively). The borrowing capacity is calculated based on qualified billed and unbilled receivables. The fee on the average daily balance of unused loan commitments is 0.70%. Interest and fees are payable monthly with principal due upon maturity. In accordance with ASC 470-50, Debt – Modifications and Extinguishments, it was determined that the Revolving Credit Facility amendment was considered a debt modification.

The Revolving Credit Facility requires a lockbox arrangement, which provides for receipts to be swept daily to reduce borrowings outstanding at the discretion of lender. This arrangement, combined with the existence of the subjective acceleration clause in the Line of Credit agreement, necessitates the Line of Credit be classified as a current liability on the condensed consolidated balance sheets. The acceleration clause allows for amounts due under the facility to become immediately due in the event of a material adverse change in the Company’s business condition (financial or otherwise), operations, properties or prospects, change of management, or change in control.

As of September 30, 2021, the Company’s total outstanding borrowings under the Line of credit were $25.0 million and $35.0 million remained available to draw based on the September 30, 2021 borrowing base calculation. As of December 31, 2020, the Company’s total outstanding borrowings under the Line of credit were $29.4 million and $21.3 million remained available to draw based on the December 31, 2020 borrowing base calculation. The Revolving Credit Facility is subject to certain financial covenants. As of September 30, 2021, the Company was not in violation of these financial covenants.

Term Loan Facility – On March 24, 2021, the Company amended the term loan agreement, increasing the principal amount of the facility to $60.0 million. In addition, the amendment (i) increased mandatory quarterly principal payments to $1.5 million which, (ii) deferred mandatory quarterly principal payments to July 1, 2021, (iii) modified the definition of qualified billed and unbilled receivable collateral, (iv) required $30.0 million of qualified equity contributions by April 30, 2021, and (v) required $100.0 million of qualified equity contributions by July 31, 2021. Failure to raise qualified equity contributions could require the use of available funds under the Line of Credit as collateral for the Term Loan Facility by an amount up to $20.0 million. The requirement to raise qualified equity contributions by July 31, 2021 was subsequently amended (see note 17).

During the nine months ended September 30, 2021, the Company received $32.5 million from warrant holders in exchange for 1,083,008 Series E preferred units to satisfy the $30.0 million qualified equity contribution requirement (see note 8).

The amended loan matures the earlier of March 29, 2024 or the maturity date under the Revolving Credit Facility. The amended term loan bears an interest rate of LIBOR plus 9.50% and includes covenants for minimum qualified billed and unbilled receivables.

In accordance with ASC 470-50, Debt – Modifications and Extinguishments, it was determined that the term loan debt refinancing, was considered a debt modification. Accordingly, the Company capitalized an additional $0.8 million in deferred debt charges related to the Term Loan Facility amendment.

Amortization of deferred debt charges were $0.1 million and $0.4 million for the three-month and nine-month periods ending September 30, 2021, respectively. Amortization of deferred debt charges were $0.2 million and $0.5 million for the three-month and nine-month periods ending September 30, 2020, respectively.

Components of debt were as follows (in thousands):

	September 30, 2021	December 31, 2020
Term loan balance	$58,500	$48,524
Less unamortized loan origination costs	(1,035)	(820)
Total borrowed	57,465	47,704
Less short-term loan balance	(5,174)	(680)
Long-term loan balance	$52,291	$47,024

At September 30, 2021, the aggregate maturities of long-term debt for the remainder of 2021 and subsequent years are as follows (in thousands):

Fiscal Years Ending December 31,
2021	$1,500
2022	6,000
2023	6,000
2024	45,000
Total	$58,500

PPP Loans – The Company received loans under the Paycheck Protection Program (“PPP”) for an amount totaling $10.8 million, which was established under the Cares Act and administered by the Small Business Administration (“SBA”). The PPP Loans have a maturity date of 2 years from the initial disbursement and carry an interest rate of 1% per year. The application for the PPP Loan requires the Company to, in good faith, certify that the current economic uncertainty made the loan request necessary to support the ongoing operation of the Company. This certification further requires the Company to consider current business activity and ability to access other sources of liquidity sufficient to support the ongoing operations in a manner that is not significantly detrimental to the business. The receipt of the funds from the PPP Loans and the forgiveness of the PPP Loans are dependent on the Company having initially qualified for the PPP Loans and qualifying for the forgiveness of such PPP Loans based on funds being used for certain expenditures such as payroll costs and rent, as required by the terms of the PPP Loans.

The SBA Loans were eligible for forgiveness as part of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) approved by the U.S. Congress on March 27, 2020, if certain requirements were met. The Company applied for forgiveness with the SBA in December 2020, in which on March 30, 2021 the SBA forgave the principal balance and associated accumulated interest of one of the two SBA Loans in full. As a result, the Company recognized $1.0 million to gain on forgiveness of debt in the condensed consolidated statements of operations in the nine months ending September 30, 2021. On June 10, 2021, the SBA forgave the principal balance and associated accumulated interest of the second SBA Loans in full. As a result, the Company recognized $9.9 million to gain on forgiveness of debt in the condensed consolidated statements of operations in the nine months ending September 30, 2021. Presently, the SBA and other government communications have indicated that all loans in excess of $2.0 million will be subject to audit and that those audits could take up to seven years to complete. If the SBA determines that the SBA Loan was not properly obtained and/or expenditures supporting forgiveness were not appropriate, the Company would be required to repay some or all of the SBA Loan and record additional expense which could have a material adverse effect on the Company business, financial condition and results of operations in a future period.

The Company elected to repay $2.3 million of the PPP Loans during the year ended December 31, 2020, which the SBA paid back to the Company upon forgiveness of the SBA loan on June 10, 2021. The PPP Loan balances totaled $8.5 million as of December 31, 2020 and were presented in long-term debt on the condensed consolidated balance sheets. As of September 30, 2021, the PPP Loan balances are $-0-.

Interest expense related to the Revolving Credit Facility, Term Loan Facility, and PPP Loan was $2.6 million and $7.5 million for the three months and nine months ending September 30, 2021, respectively. Interest expense was $2.1 million and $5.8 million for the three months and nine months ending September 30, 2020, respectively.

Note 4—Debt

Revolving Credit Facility – On December 14, 2018, the Company entered into a $60.0 million “Revolving Credit Facility” secured by all assets of the Company including accounts receivable, intellectual property, and general intangibles. The loan’s original maturity was December 31, 2021 and bears an interest rate of LIBOR plus 4.50% (6.00% and 6.19% at December 31, 2020 and 2019, respectively). On February 27, 2020, the Company amended the $60.0 million Revolving Credit Facility extending the maturity date to December 31, 2022. The borrowing capacity is calculated based on qualified billed and unbilled receivables. The fee on the average daily balance of unused loan commitments is 0.70%. Interest and fees are payable monthly with principal due upon maturity. In accordance with ASC 470-50, Debt – Modifications and Extinguishments, it was determined that the Revolving Credit Facility amendment was considered a debt modification.

The Revolving Credit Facility requires a lockbox arrangement, which provides for receipts to be swept daily to reduce borrowings outstanding at the discretion of lender. This arrangement, combined with the existence of the subjective acceleration clause in the Line of Credit agreement, necessitates the Line of Credit be classified as a current liability on the consolidated balance sheets. The acceleration clause allows for amounts due under the facility to become immediately due in the event of a material adverse change in the Company’s business condition (financial or otherwise), operations, properties or prospects, change of management, or change in control. As of December 31, 2020, the Company’s total outstanding borrowings under the Line of credit were $29.4 million and $21.3 million remained available to draw based on the December 31, 2020 borrowing base calculation. As of December 31, 2019, the Company’s total outstanding borrowings under the Line of credit were $36.0 million and $10.0 million remained available to draw based on the December 31, 2019 borrowing base calculation. The Revolving Credit Facility is subject to certain financial covenants. As of December 31, 2020, the Company was not in violation of these financial covenants.

The Company capitalized $1.8 million in deferred debt charges recorded to prepaid expenses that will be expensed over the term of the Revolving Credit Facility. Amortization of deferred debt charges were $0.6 million and $0.6 million for the years ended December 31, 2020 and 2019, respectively.

Term Loan Facility – On March 29, 2019, the Company entered into a $20.0 million term loan agreement secured by a second lien on all assets of the Company including accounts receivable, intellectual property and general intangibles. The term loan bore an interest rate of LIBOR plus 9.00%.

On February 27, 2020, the Company amended the term loan agreement, increasing the principal amount of the facility to $40.0 million. The loan maturity date remains the earlier of March 29, 2024 or the maturity date under the Revolving Credit Facility. The amended term loan bears an interest rate of LIBOR plus 9.50% and includes covenants for minimum qualified billed and unbilled receivables. In accordance with ASC 470-50, Debt – Modifications and Extinguishments, it was determined that the term loan debt refinancing, was considered a debt modification. Accordingly, the Company capitalized an additional $0.6 million in deferred debt charges related to the Term Loan Facility amendment. Amortization of deferred debt charges were $0.7 million and $0.3 million for the years ended December 31, 2020 and 2019, respectively.

Components of debt were as follows (in thousands):

	As of December 31,
	2020	2019
Term loan balance	$48,524	$20,000
Less unamortized loan origination costs	(820)	(889)
Total borrowed	47,704	19,111
Less short-term loan balance	(680)	(1,063)
Long-term loan balance	$47,024	$18,048

At December 31, 2020, the aggregate maturities of long-term debt for the next five years are as follows (in thousands):

Fiscal Years Ending December 31,
2021	$1,500
2022	2,000
2023	2,000
2024	43,024
Total	$48,524

Interest expense related to the Revolving Credit Facility, Term Loan Facility, and Paycheck Protection Program Loan (“PPP Loan”) (see Note 5) was $8.2 million and $4.5 million for the years ended December 31, 2020 and 2019, respectively.